Derivative Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Investments in Foreign Operations [Line Items]
Gains Losses Deferred In Accumulated Other Comprehensive Income Loss On Derivatives	$ (628)
Currency Swap [Member]
Net Investments in Foreign Operations [Line Items]
Gains Losses Deferred In Accumulated Other Comprehensive Income Loss On Derivatives	$ 4,858	$ (41,302)	$ (8,102)